BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE

COMMON STOCKS—92.2%
Austria—3.0%
Erste Group Bank AG	1,443	$63,222
Raiffeisen Bank International AG	19,946	593,191
		656,413
Brazil—2.2%
Eletromidia SA*	176,076	323,222
Sendas Distribuidora SA*	67,500	153,326
		476,548
Canada—0.5%
Parex Resources, Inc.	7,152	114,660
Chile—0.3%
Banco Santander Chile - SP ADR	4,211	74,577
China—21.3%
Agricultural Bank of China Ltd., Class H	456,000	150,604
Alibaba Group Holding Ltd.*	16,100	257,080
Alibaba Group Holding Ltd. - SP ADR*	3,601	459,236
China BlueChemical Ltd., Class H	256,000	77,707
China Construction Bank Corp., Class H	220,000	143,354
China Medical System Holdings Ltd.	51,000	83,528
China Resources Medical Holdings Co., Ltd.	145,500	91,156
China Yongda Automobiles Services Holdings Ltd.	495,000	748,959
Hengli Petrochemical Co., Ltd., Class A	84,000	279,012
Huafu Fashion Co., Ltd., Class A	450,000	304,419
Industrial & Commercial Bank of China Ltd., Class H	332,000	175,440
JNBY Design Ltd.	66,000	111,213
Ping An Insurance Group Co. of China Ltd., Class H	10,458	72,497
Shanghai International Port Group Co., Ltd., Class A	124,000	93,260
Tencent Holdings Ltd.	5,300	309,091
Tongcheng-Elong Holdings Ltd.*	58,800	121,091
Tongkun Group Co., Ltd., Class A	59,400	184,087
Xinfengming Group Co., Ltd., Class A	74,598	165,982
Zhongsheng Group Holdings Ltd.	92,500	757,652
		4,585,368
Colombia—1.7%
Tecnoglass, Inc.	11,950	367,821
France—1.5%
TotalEnergies SE	6,795	312,655
Greece—0.6%
JUMBO SA	9,159	128,697
Hong Kong—2.9%
ASM Pacific Technology Ltd.	8,300	86,866
Modern Dental Group Ltd.	173,000	133,972
Swire Properties Ltd.	50,800	120,574
Texhong Textile Group Ltd.	195,500	277,280
		618,692
Hungary—0.5%
OTP Bank PLC*	1,910	105,463
India—6.6%
Bharti Airtel Ltd.*	43,967	426,085
Bharti Airtel Ltd.*	1,529	7,952
Hindustan Petroleum Corp., Ltd.	119,538	469,685
UPL Ltd.	5,757	52,299
Vardhman Textiles Ltd.	17,332	467,379
		1,423,400
Indonesia—0.9%
Bank Pembangunan Daerah Jawa Timur Tbk PT	2,343,600	121,907
Wismilak Inti Makmur Tbk PT	2,048,000	66,998
		188,905
Malaysia—1.8%
Bumi Armada Bhd*	1,591,300	165,172
RHB Bank Bhd	87,600	109,769
Uchi Technologies Bhd	166,300	122,563
		397,504
Mexico—2.4%
Concentradora Fibra Danhos SA de CV	147,900	149,676
Grupo Comercial Chedraui SA de CV	74,300	133,475
Macquarie Mexico Real Estate Management SA de CV	197,200	227,342
		510,493
Russia—3.3%
Fix Price Group Ltd. - GDR	35,880	275,199
Sberbank of Russia PJSC - SP ADR	25,668	434,046
		709,245
Singapore—3.0%
DBS Group Holdings Ltd.	12,856	280,038
Golden Agri-Resources Ltd.	1,199,500	228,533
United Overseas Bank Ltd.	7,700	144,114
		652,685
South Africa—3.0%
Distell Group Holdings Ltd.*	10,167	102,858
Naspers Ltd., Class N - SP ADR	8,249	249,367
Naspers Ltd., Class N	102	15,765
Pick n Pay Stores Ltd.	46,809	156,481
SPAR Group Ltd., (The)	12,350	126,257
		650,728
South Korea—12.0%
GS Retail Co., Ltd.	3,890	92,313
Hana Financial Group, Inc.	3,431	114,037
Hankook Tire & Technology Co., Ltd.	610	19,778
Innocean Worldwide, Inc.	3,031	131,539
JB Financial Group Co, Ltd.	44,913	303,305
KB Financial Group, Inc.	1,750	77,775
KT Corp. - SP ADR	26,144	331,767
Osstem Implant Co., Ltd.	2,762	259,715
Samsung Electronics Co., Ltd.	2,674	160,510
SK Hynix, Inc.	5,859	560,127
Woori Financial Group, Inc.	50,050	529,745
		2,580,611
Taiwan—22.1%
ASE Technology Holding Co., Ltd.	28,000	102,067
Asia Vital Components Co., Ltd.	111,000	350,207
Elite Material Co., Ltd.	27,000	271,653
Fusheng Precision Co., Ltd.	6,000	43,513
Ginko International Co., Ltd.	4,000	35,084
Global Mixed Mode Technology, Inc.	31,000	293,174
Greatek Electronics, Inc.	19,000	52,543
Lotes Co., Ltd.	13,115	323,292
Nanya Technology Corp.	262,000	696,349
O-TA Precision Industry Co., Ltd.	29,000	160,646
Pegavision Corp.	11,000	178,572
Powertech Technology, Inc.	64,000	227,399
SinoPac Financial Holdings Co., Ltd.	216,000	118,513
Taiwan Semiconductor Manufacturing Co., Ltd.	20,000	425,374
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	7,018	822,159
Tripod Technology Corp.	81,000	362,738
Wiwynn Corp.	8,000	300,319
		4,763,602
United States—2.6%
Amkor Technology, Inc.	4,468	96,330
Micron Technology, Inc.	2,858	240,072
SMART Global Holdings, Inc.*	3,877	221,067
		557,469
TOTAL COMMON STOCKS
(Cost $19,443,001)		19,875,536
PREFERRED STOCKS—4.7%
Brazil—1.7%
Randon SA Implementos e Participacoes 5.928%*	183,700	361,724
Chile—0.7%
Embotelladora Andina SA, Class B 7.068%	69,876	143,574
South Korea—2.3%
Samsung Electronics Co., Ltd. 4.720%	9,258	499,247
TOTAL PREFERRED STOCKS
(Cost $1,037,910)		1,004,545

SHORT-TERM INVESTMENTS—1.4%
U.S. Bank Money Market Deposit Account, 0.01%(a)	298,598	298,598
TOTAL SHORT-TERM INVESTMENTS
(Cost $298,598)		298,598
TOTAL INVESTMENTS—98.3%
(Cost $20,779,509)		21,178,679
OTHER ASSETS IN EXCESS OF LIABILITIES—1.7%		367,459
NET ASSETS—100.0%		$21,546,138

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of November 30, 2021.

Contracts For Difference held by the Fund at November 30, 2021, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Bros Eastern Co., Ltd., Class A	Goldman Sachs	09/16/2025	0.08%	Monthly	468,500	$376,497	$(4,111)
Meihua Holdings Group Co., Class A	Goldman Sachs	09/16/2025	0.08	Monthly	433,900	516,909	62,408
Netdragon Websoft Holdings Ltd.	Goldman Sachs	09/18/2025	0.09	Monthly	21,500	49,022	984
						942,428	59,281
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	09/18/2025	-0.57	Monthly	4,135	90,108	4
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	0.08	Monthly	96,210	180,193	(3,156)
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	09/18/2025	0.08	Monthly	9,000	192,918	(4,736)
Total Long						1,405,647	51,393
Net unrealized gain/(loss) on Contracts For Difference							$51,393

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	$656,413	$-	$656,413	$-
Brazil	476,548	476,548	-	-
Canada	114,660	114,660	-	-
Chile	74,577	74,577	-	-
China	4,585,368	874,868	3,710,500	-
Colombia	367,821	367,821	-	-
France	312,655	-	312,655	-
Greece	128,697	128,697	-	-
Hong Kong	618,692	277,280	341,412	-
Hungary	105,463	-	105,463	-
India	1,423,400	7,952	1,415,448	-
Indonesia	188,905	-	188,905	-
Malaysia	397,504	-	397,504	-
Mexico	510,493	510,493	-	-
Russia	709,245	709,245	-	-
Singapore	652,685	-	652,685	-
South Africa	650,728	547,870	102,858	-
South Korea	2,580,611	331,767	2,248,844	-
Taiwan	4,763,602	822,159	3,941,443	-
United States	557,469	557,469	-	-
Preferred Stock
Brazil	361,724	361,724	-	-
Chile	143,574	143,574	-	-
South Korea	499,247	-	499,247	-
Short-Term Investments	298,598	298,598	-	-
Contracts For Difference
Equity Contracts	63,396	63,396	-	-
Total Assets	$21,242,075	$6,668,698	$14,573,377	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(12,003)	$(12,003)	$-	$-
Total Liabilities	$(12,003)	$(12,003)	$-	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.